Expense Example - Transamerica ClearTrack 2025	R6 1 year	R6 3 years	R6 5 years	R6 10 years	R1 1 year	R1 3 years	R1 5 years	R1 10 years	R3 1 year	R3 3 years	R3 5 years	R3 10 years
USD ($)	56	183	321	723	122	387	673	1,486	97	309	539	1,199